Shareholder Report, Average Annual Return (Details) TIM4_MML American Funds Core Allocation Fund_Service Class I_TSR Annual {Service Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class I - without sales charge
Average Annual Return, Percent	14.54%	7.37%	8.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%
Custom MML Core Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom MML Core Allocation Index
Average Annual Return, Percent	15.64%	8.61%	9.87%